Equity-based participation plans for associates (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2017	2016	2015

Expense related to equity-based participation plans	924	846	968

of which continuing operations	924	846	903

of which discontinued operations			65

Liabilities arising from equity-based payment transactions	261	199	209

Schedule of unvested restricted stock units roll forward
	2017			2016

	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions

Non-vested shares at January 1	21.0	89.5	1 880	20.1	87.1	1 751

Granted

– Annual incentive	1.3	69.3	90	0.1	73.8	7

– Share savings plans	4.5	69.4	312	4.4	78.1	344

– Select North America	4.5	64.1	288	4.8	72.4	348

– Select outside North America	2.0	65.3	131	1.6	74.4	119

– Long-Term Performance Plan	1.4	71.5	100	1.2	79.2	95

– Long-Term Relative Performance Plan	0.4	47.7	19	0.3	58.5	18

– Other share awards	1.3	67.8	88	0.7	65.8	46

Vested	– 10.7	78.2	– 837	– 10.4	68.8	– 716

Forfeited	– 1.8	80.7	– 145	– 1.8	73.1	– 132

Non-vested shares at December 31	23.9	80.6	1 926	21.0	89.5	1 880

Select outside North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2017		2016

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	9.5	59.4	11.7	59.9

Sold or exercised	– 2.1	59.2	– 2.2	61.8

Forfeited or expired

Outstanding at December 31	7.4	59.5	9.5	59.4

Exercisable at December 31	7.4	59.5	9.5	59.4

Disclosure of range of exercise prices of outstanding share options
	Options outstanding

Range of exercise prices (USD)	Number outstanding (millions)	Average remaining contractual life (years)	Weighted average exercise price (USD)

45–49	0.7	1.0	46.7

50–54	1.1	2.0	54.6

55–59	2.7	3.3	57.6

65–70	2.9	5.0	66.1

Total	7.4	3.6	59.5

Select North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2017		2016

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	25.9	59.9	31.9	60.2

Sold or exercised	– 5.6	59.9	– 6.0	61.7

Forfeited or expired

Outstanding at December 31	20.3	59.9	25.9	59.9

Exercisable at December 31	20.3	59.9	25.9	59.9

Disclosure of range of exercise prices of outstanding share options
	ADR options outstanding

Range of exercise prices (USD)	Number outstanding (millions)	Average remaining contractual life (years)	Weighted average exercise price (USD)

45–49	1.8	1.0	46.4

50–54	2.1	2.0	53.7

55–59	8.0	3.5	58.0

65–69	8.4	5.0	66.1

Total	20.3	3.7	59.9

Alcon equity plans granted to associates prior merger
Statement [line items]
Schedule of share-based compensation, activity
	Number of options (millions)	Weighted average exercise price (USD)	Number of SSARs (millions)	Weighted average exercise price (USD)

Outstanding at January 1, 2016	0.2	36.8	1.8	36.6

Exercised	– 0.1	37.6	– 0.4	38.9

Outstanding at December 31, 2016	0.1	36.0	1.4	35.9

Exercisable at December 31, 2016	0.1	36.0	1.4	35.9

Outstanding at January 1, 2017	0.1	36.0	1.4	35.9

Exercised			– 0.6	39.8

Outstanding at December 31, 2017	0.1	33.7	0.8	33.0

Exercisable at December 31, 2017	0.1	33.7	0.8	33.0